JPMorgan U.S. Sustainable Leaders Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	18	4,136
Automobiles — 1.4%
Tesla, Inc. *	11	3,983
Banks — 3.8%
Bank of America Corp.	65	3,166
Fifth Third Bancorp	40	1,890
US Bancorp	30	1,551
Wells Fargo & Co.	50	3,981
		10,588
Biotechnology — 4.7%
AbbVie, Inc.	34	7,509
Regeneron Pharmaceuticals, Inc.	4	2,809
Vertex Pharmaceuticals, Inc. *	6	2,778
		13,096
Broadline Retail — 5.8%
Amazon.com, Inc. *	77	16,135
Building Products — 1.7%
Trane Technologies plc	11	4,730
Capital Markets — 2.0%
Charles Schwab Corp. (The)	36	3,380
Morgan Stanley	13	2,094
		5,474
Chemicals — 2.7%
Ecolab, Inc.	12	3,218
Linde plc	9	4,332
		7,550
Consumer Finance — 0.7%
American Express Co.	7	1,972
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	139	4,035
Electric Utilities — 1.9%
NextEra Energy, Inc.	57	5,286
Electrical Equipment — 2.0%
Eaton Corp. plc	7	2,574
Emerson Electric Co.	22	2,863
		5,437
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	24	3,081
Entertainment — 1.5%
Walt Disney Co. (The)	36	3,456
Warner Music Group Corp., Class A	33	854
		4,310

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 5.2%
Affirm Holdings, Inc., Class A *	14	658
Corpay, Inc. *	9	2,485
Fidelity National Information Services, Inc.	50	2,343
Mastercard, Inc., Class A	17	8,432
Toast, Inc., Class A *	25	671
		14,589
Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp. *	29	1,841
Edwards Lifesciences Corp. *	17	1,351
Stryker Corp.	10	3,266
		6,458
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	12	3,122
Health Care REITs — 0.8%
Ventas, Inc.	27	2,209
Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc., Class A *	64	2,050
DoorDash, Inc., Class A *	11	1,577
Hilton Worldwide Holdings, Inc.	10	3,073
		6,700
Household Products — 2.3%
Church & Dwight Co., Inc.	27	2,486
Procter & Gamble Co. (The)	26	3,820
		6,306
Insurance — 2.3%
Aon plc, Class A	8	2,705
Arthur J Gallagher & Co.	17	3,675
		6,380
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A	47	13,403
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	34	2,076
Life Sciences Tools & Services — 1.4%
Danaher Corp.	14	2,525
Waters Corp. *	4	1,251
		3,776
Machinery — 1.2%
Ingersoll Rand, Inc.	41	3,310
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	59	3,565
Eli Lilly & Co.	2	2,171
		5,736

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 17.3%
Analog Devices, Inc.	9	2,801
Broadcom, Inc.	30	9,271
Lam Research Corp.	11	2,279
Micron Technology, Inc.	3	1,010
NVIDIA Corp.	146	25,542
NXP Semiconductors NV (Netherlands)	12	2,413
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	7	2,237
Texas Instruments, Inc.	14	2,731
		48,284
Software — 10.1%
Autodesk, Inc. *	6	1,567
Cadence Design Systems, Inc. *	8	2,293
Intuit, Inc.	8	3,281
Microsoft Corp.	49	17,980
Oracle Corp.	14	2,015
Roper Technologies, Inc.	3	1,006
		28,142
Specialized REITs — 2.1%
American Tower Corp.	18	3,183
Equinix, Inc.	3	2,602
		5,785
Specialty Retail — 4.0%
AutoZone, Inc. *	1	1,919
Burlington Stores, Inc. *	9	2,895
Lowe's Cos., Inc.	20	4,823
Tractor Supply Co.	32	1,470
		11,107
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	53	13,487
Western Digital Corp.	7	1,930
		15,417
Trading Companies & Distributors — 0.7%
United Rentals, Inc.	3	1,984
Total Common Stocks (Cost $213,107)		274,597

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $3,312)	3,312	3,312
Total Investments — 99.8% (Cost $216,419)		277,909
Other Assets in Excess of Liabilities — 0.2%		503
NET ASSETS — 100.0%		278,412

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	6	06/18/2026	USD	1,971	(22)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$277,909	$—	$—	$277,909
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(22)	$—	$—	$(22)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$3,096	$80,605	$80,391	$2	$— (c)	$3,312	3,312	$163	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
(c)	Amount rounds to less than one thousand.